DIRECTORS LOAN (Details)	9 Months Ended			12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Mar. 31, 2022 CAD ($)
Directors Loans
Opening balance	$ 648,005		$ 648,005	$ 644,642
Principal advances	0			350,000
Principal repayments		$ 0		350,000
Transaction costs	0			(99,191)
Amortization of transaction costs	99,143		$ 74,485	102,554
Closing balance	$ 747,148	$ 747,148		$ 648,005